Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Reconciliation of the Income Tax Provision
The following is a reconciliation of the income tax provision from the statutory federal income tax rate to the effective rate for the years ended December 31, 2023 and 2022:

	December 31,
	2023	2022
Income taxes at federal statutory rate	$—	$—
Tax on pre-tax earnings of corporate subsidiaries	(2,229)	(3,771)
Non-deductible expenses	631	3,615
Other permanent differences	(4)	82
Valuation allowance	1,602	74
Total Provision (Benefit) for Income Taxes	$—	$—

Deferred Tax Assets and Liabilities	Significant components of deferred tax assets and liabilities as of December 31, 2023 and 2022 are as follows:

	December 31,
	2023	2022
Deferred Tax Assets:
Deferred lease liabilities	189	—
Sec 174 expenses	766	—
Startup costs	3,614	3,615
Accrued bonus	171	—
Accrued expenses	7	—
Loss carry-forwards	1,663	74
Total Deferred Tax Assets	$6,410	$3,689
Less: Valuation allowance	(5,910)	(3,689)
Net Deferred Tax Assets	$500	$—

Deferred Tax Liabilities:
Amortization	$(323)	$—
ROU assets	(177)	—
Total Deferred Tax Liabilities	$(500)	$—
Net Deferred Tax Assets	$—	$—